Financial Instruments	12 Months Ended
Dec. 31, 2023
Financial Instruments [Abstract]
Financial Instruments

Note 16 — Financial Instruments

The Company has exposure to the following risks from its use of financial instruments:

●	Credit risk

●	Liquidity risk

●	Market risk

This note presents quantitative and qualitative information about the Company’s exposure to each of the above risks, and the Company’s objectives, policies and processes for measuring and managing risk.

Credit risk

The Company’s credit risk arises principally from the Company’s cash and deposits.

Cash and cash equivalents and deposits

The Company holds cash and deposits with banks and financial institutions and in the estimation of management, the credit risk for these financial instruments is low.

Company’s short term bank deposits are for a periods of 6-12 months with annual interest rate of 2.3%-6.30%.

Liquidity risk

The cash surpluses held by the Company that are not required for financing its current activity, are invested in interest-bearing investment channels such as: short-term deposits. This investment channels are chosen by the Company’s managements based on future forecasts of the cash the Company will require in order to meet its liabilities.

Cash flow forecasts are determined on an individual basis. The Company examines current forecasts of its liquidity requirements so as to make certain that there is sufficient cash for its operating needs. See also Note 1B.

The following are the contractual maturities of financial liabilities at undiscounted amounts and based on the future rates forecasted at the reporting date:

	December 31, 2023
	Carrying amount	Contractual cash flows	6 months or less
	U.S. dollars in thousands
Non-derivative financial liabilities
Trade payables	1,459	1,459	1,459
Other payables	2,000	2,000	2,000

	December 31, 2022
	Carrying amount	Contractual cash flows	6 months or less
	U.S. dollars in thousands
Non-derivative financial liabilities
Trade payables	498	498	498
Other payables	1,228	1,228	1,228

Market risk

The Company is exposed to foreign exchange risk resulting from the exposure to different currencies, mainly the NIS. Foreign exchange risk arises on recognized assets and liabilities that are denominated in a foreign currency other than the functional currency.

The Company acts to reduce the foreign exchange risk by managing an adequate part of the available liquid sources in or linked to the NIS.

	December 31, 2023
	Foreign currency
	Dollar	NIS	Euro	GBP	Total
	U.S. dollars in thousands
Financial assets and financial liabilities:
Assets:
Cash	2,533	107	-	-	2,640
Other receivables	5	105	126	-	236
Restricted deposits	-	40	-	-	40
Non-current restricted deposit	-	22	-	-	22
Liabilities:
Trade payables	1,200	73	84	102	1,459
Other payables	523	1,475	2	-	2,000
Long term lease liability	-	73	-	-	73
Liability in respect of warrants	1,518	-	-	-	1,518
Total net exposure in statement of financial position in respect of financial assets and financial liabilities	(703)	(1,347)	40	(102)	(2,112)

	December 31, 2022
	Foreign currency
	Dollar	NIS	Euro	GBP	Total
	U.S. dollars in thousands
Financial assets and financial liabilities:
Assets:
Cash	3,309	229	4	1	3,543
Short term deposits	3,547	-	-	-	3,547
Other receivables	136	24	95	-	255
Restricted deposits	-	36	-	-	36
Non-current restricted deposit	-	23	-	-	23
Liabilities:
Trade payables	450	36	-	12	498
Other payables	718	505	5	-	1,228
Long term lease liability	-	147	-	-	147
Liability in respect of warrants	218	-	-	-	218
Total net exposure in statement of financial position in respect of financial assets and financial liabilities	5,606	(376)	94	(11)	5,313

Sensitivity analysis

A change as of December 31, 2023 in the exchange rates of the following currencies against the dollar, as indicated below would have affected the measurement of financial instruments denominated in a foreign currency and would have increased (decreased) profit or loss and equity by the amounts shown below. This analysis is based on foreign currency exchange rate that the Company considered to be reasonably possible at the end of the reporting period. The analysis assumes that all other variables remain constant. The analysis was performed on the same basis for 2022.

	December 31, 2023
	Increase		Decrease
	Profit or loss	Equity	Profit or loss	Equity
	U.S. dollars in thousands
Change in the exchange rate of:
10% in the NIS	(134)	(134)	134	134
10% in the GBP	(10)	(10)	10	10
10% in the Euro	4	4	(4)	(4)

	December 31, 2022
	Increase		Decrease
	Profit or loss	Equity	Profit or loss	Equity
	U.S. dollars in thousands
Change in the exchange rate of:
10% in the NIS	(38)	(38)	38	38
10% in the GBP	(1)	(1)	1	1
10% in the Euro	9	9	(9)	(9)

D.	Fair value of financial instruments

The carrying amounts of certain financial assets and liabilities, including cash, deposits, other receivables, trade payables and other payables are the same or proximate to their fair value.

The fair value of the liability in respect to the warrants at December 31, 2023 and December 31, 2022 was determined according to the warrant price at the stock market (fair value measurement at level 1) and third party valuation (fair value measurement at level 2).

In December 2021, as a part of the Company’s IPO, the Company issued 2,000,000 units consisting of 2,000,000 ordinary shares and 2,000,000 tradable warrants with an exercise price of $6 per share and term of 5 years. As mentioned in note 9, the warrants are accounted for as derivative instruments which are classified as a liability and measured at fair value through profit or loss. In March 2022, 645,000 warrants were exercised at a price per share of $6 (refer to Note 9(A)(e)).

In June 2023, the Company issued 3,000,000 warrants which are also accounted as a liability and measured at fair value through profit or loss (refer to Note 9h).

On June 22, 2023, the Company issued 1,670,000 Pre-Funded warrants, each representing the right to acquire one ordinary share with exercise price of $0.0001, exercisable at any time until exercised in full. As mentioned in Note 9j, the Pre-funded warrants was also accounted for based on fair-value. The Pre-funded warrants have been fully exercised during 2023.

As of December 31, 2023, 4,755,000 warrants are still outstanding (4,355,000 investor warrants and 400,000 broker warrants issued in 2021).

The Company’s financial liabilities measured at fair value on a recurring basis, consisted of the following types of instruments as of the following dates:

	December 31, 2023
Description	Fair value	Level 1		Level 2		Level 3

Liability in respect of warrants	$1,518	$106	(*)	$1,412	(**)	$-

	December 31, 2022
Description	Fair value	Level 1		Level 2	Level 3

Liability in respect of warrants	$218	$218	(*)	$-	$-

(*)	The fair value was determined by using the warrants market price.

(**)	The fair value was determined with the assistance of external valuers and by using Black& Sholes method and the following inputs:

December 31, 2023
Financial liabilities:
Expected volatility (%)	93.91
Share price (in $)	0.785
Risk-free interest rate (%)	3.90
Expected life (years)	4.47

The following table summarizes the movement in warrant liability during 2023 and 2022:

	2023	2022

Balance at January 1	218	1,828
Recognition	4,500	-
Fair value revaluation	(4,036)	(1,166)
Day 1 loss from issuance of financial instruments	1,659	-
Exercise	(823)	(444)
Balance as at December 31	1,518	218